                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 2
  This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Highland Capital Management, L.P.
Address:   13455 Noel Rd. Suite 800
           Dallas, TX 75240

Form 13F File Number:  28- 10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James  D. Dondero
Title: President
Phone: 72-628-4100

Signature, Place, and Date of Signing:

 /s/James D. Dondero            Dallas, TX               March 26, 2009
----------------------       ----------------        ------------------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                  Name

      28-_____________________              _________________________________

      [Repeat as necessary.]

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -----------------
Form 13F Information Table Entry Total:  71
                                        -----------------
Form 13F Information Table Value Total:  $225,539
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.       Form 13F File Number           Name

  _____      28-_________________           ________________________________

  [Repeat as necessary.]

ISSUER                   CLASS       CUSIP      VALUE  SHRS_PRN_AMT  SH_PRN PUT_CALL INV_DISCRETION MANAGERS     SOLE  SHARED NONE
ADVANCE AUTO PARTS INC   COM         00751Y106   2441        72533     SH                 SOLE                   72533    0     0
AFFILIATED COMPUTER
 SERVICES                CL A        008190100   5177       112665     SH                 SOLE                  112665    0     0
AMERICAN EAGLE
 OUTFITTERS NE           COM         02553E106   1703       181900     SH                 SOLE                  181900    0     0
ANGIOTECH
 PHARMACEUTICALS IN      COM         034918102   1652      6354559     SH                 SOLE                 6354559    0     0
ASCENT MEDIA CORP        COM SER A   043632108   1638        75000     SH                 SOLE                   75000    0     0
BRINKS CO                COM         109696104   2143        79719     SH                 SOLE                   79719    0     0
CALPINE CORP             COM NEW     131347304   1725       236997     SH                 SOLE                  236997    0     0
CAPSTEAD MTG CORP        COM NO PAR  14067E506  17900      1662069     SH                 SOLE                 1662069    0     0
CHILDRENS PL RETAIL
 STORES I                COM         168905107   1350        62250     SH                 SOLE                   62250    0     0
CLEARWIRE CORP           CL A NEW    18538Q105   3748       760243     SH                 SOLE                  760243    0     0
COACH INC                COM         189754104   1693        81500     SH                 SOLE                   81500    0     0
COGENT INC               COM         19239Y108   2681       197541     SH                 SOLE                  197541    0     0
CON-WAY INC              COM         205944101   1405        52825     SH                 SOLE                   52825    0     0
CVS CAREMARK
 CORPORATION             COM         126650100   4104       142809     SH                 SOLE                  142809    0     0
DAVITA INC               COM         23918K108   4024        81185     SH                 SOLE                   81185    0     0
DELTA AIR LINES INC DEL  COM NEW     247361702     65         5678     SH                 SOLE                    5678    0     0
DUN & BRADSTREET CORP
 DEL NE                  COM         26483E100   2900        37565     SH                 SOLE                   37565    0     0
ECHOSTAR CORP            CL A        278768106   3915       263254     SH                 SOLE                  263254    0     0
ENTRAVISION
 COMMUNICATIONS C        CL A        29382R107   2995      1919912     SH                 SOLE                 1919912    0     0
ENZON PHARMACEUTICALS
 INC                     COM         293904108   1532       262781     SH                 SOLE                  262781    0     0
FEDERATED INVS INC PA    CL B        314211103   2501       147459     SH                 SOLE                  147459    0     0
FIRST AMERN CORP CALIF   COM         318522307   2005        69400     SH                 SOLE                   69400    0     0
FORMFACTOR INC           COM         346375108   2948       201926     SH                 SOLE                  201926    0     0
FTI CONSULTING INC       COM         302941109   3730        83483     SH                 SOLE                   83483    0     0
GAP INC DEL              COM         364760108   1245        93000     SH                 SOLE                   93000    0     0
GRAY TELEVISION INC      COM         389375106   2344      5859486     SH                 SOLE                 5859486    0     0
GRAY TELEVISION INC      CL A        389375205     69       118872     SH                 SOLE                  118872    0     0
HATTERAS FINL CORP       COM         41902R103   4157       156260     SH                 SOLE                  156260    0     0
HIGHLAND CR STRATEGIES
 FD                      COM         43005Q107   3606       632695     SH                 SOLE                  632695    0     0
HIGHLAND DISTRESSED
 OPPORT I                COM         430067108   2140       995579     SH                 SOLE                  995579    0     0
ICO GLOBAL COMM HLDGS
 LTD DE                  CL A        44930K108  37644     33313062     SH                 SOLE                33313062    0     0
ILLINOIS TOOL WKS INC    COM         452308109   1227        35000     SH                 SOLE                   35000    0     0
INGERSOLL-RAND COMPANY
 LTD                     CL A        G4776G101   1336        77000     SH                 SOLE                   77000    0     0

ITRON INC                COM               465741106   1339        21000     SH             SOLE                   21000    0     0
JARDEN CORP              COM               471109108     45         3906     SH             SOLE                    3906    0     0
LAZARD LTD               SHS A             G54050102   2440        82031     SH             SOLE                   82031    0     0
LIBERTY MEDIA CORP NEW   ENT COM SER A     53071M500   4387       250990     SH             SOLE                  250990    0     0
LORAL SPACE &
 COMMUNICATNS I          COM               543881106  22429      1543605     SH             SOLE                 1543605    0     0
MACROVISION SOLUTIONS
 CORP                    COM               55611C108   2151       170009     SH             SOLE                  170009    0     0
MAGELLAN HEALTH SVCS
 INC                     COM NEW           559079207   2189        55891     SH             SOLE                   55891    0     0
MENS WEARHOUSE INC       COM               587118100   1537       113511     SH             SOLE                  113511    0     0
MICROVISION INC DEL      COM               594960106   8278      4927287     SH             SOLE                 4927287    0     0
MICROVISION INC DEL      *W EXP 07/23/201  594960163   1545      3218884     SH             SOLE                 3218884    0     0
MYLAN INC                COM               628530107   5846       591148     SH             SOLE                  591148    0     0
NAVIGANT CONSULTING INC  COM               63935N107    464        29256     SH             SOLE                   29256    0     0
NEUROBIOLOGICAL TECH INC COM NEW           64124W304   1469      4737479     SH             SOLE                 4737479    0     0
OMNIVISION TECHNOLOGIES
 INC                     COM               682128103   1791       341203     SH             SOLE                  341203    0     0
PHARMANET DEV GROUP INC  COM               717148100    714       784100     SH             SOLE                  784100    0     0
PRICELINE COM INC        COM NEW           741503403   1841        25000     SH             SOLE                   25000    0     0
PROSHARES TR             PSHS ULTSH 20YRS  74347R297    755        20000     SH             SOLE                   20000    0     0
QUALCOMM INC             COM               747525103   2114        59000     SH             SOLE                   59000    0     0
QWEST COMMUNICATIONS
 INTL IN                 COM               749121109    983       270000     SH             SOLE                  270000    0     0
RELIANT ENERGY INC       COM               75952B105    280        48444     SH             SOLE                   48444    0     0
RENT A CTR INC NEW       COM               76009N100   2505       141953     SH             SOLE                  141953    0     0
RTI INTL METALS INC      COM               74973W107    306        21387     SH             SOLE                   21387    0     0
SALIX PHARMACEUTICALS
 INC                     COM               795435106   3751       424834     SH             SOLE                  424834    0     0
SCHERING PLOUGH CORP     COM               806605101   4296       252272     SH             SOLE                  252272    0     0
SOLUTIA INC              COM               834376501   1638       363972     SH             SOLE                  363972    0     0
SPDR SERIES TRUST        KBW REGN BK ETF   78464A698   3953       135550     SH             SOLE                  135550    0     0
TELECOMMUNICATION SYS
 INC                     CL A              87929J103   1341       156100     SH             SOLE                  156100    0     0
TENET HEALTHCARE CORP    COM               88033G100     42        36456     SH             SOLE                   36456    0     0
TERRESTAR CORP           COM               881451108      0         1000     SH             SOLE                    1000    0     0
TEVA PHARMACEUTICAL
 INDS LTD                ADR               881624209   2098        49283     SH             SOLE                   49283    0     0
TFS FINL CORP            COM               87240R107   2979       230963     SH             SOLE                  230963    0     0
TIME WARNER CABLE INC    CL A              88732J108    227        10588     SH             SOLE                   10588    0     0
TLC VISION CORP          COM               872549100   1396      8213508     SH             SOLE                 8213508    0     0
TW TELECOM INC           COM               87311L104    974       115000     SH             SOLE                  115000    0     0

UNITEDHEALTH GROUP INC   COM               91324P102    979        36795     SH             SOLE                   36795    0     0
WELLPOINT INC            COM               94973V107   1339        31772     SH             SOLE                   31772    0     0
WILEY JOHN & SONS INC    CL A              968223206   4142       116423     SH             SOLE                  116423    0     0
XTO ENERGY INC           COM               98385X106   1234        35000     SH             SOLE                   35000    0     0